Income Taxes - Components of the Net Deferred Tax Asset (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	$ 11,374	$ 13,566
Deferred tax liability	(2,203)	(2,129)
Total deferred tax assets	9,171	11,437
Federal [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	9,818	11,638
Deferred tax liability	(1,829)	(1,768)
State [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	1,556	1,928
Deferred tax liability	$ (374)	$ (361)